Redeemable noncontrolling interests - Schedule of carrying amount of redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Redeemable noncontrolling interests
Balance as of January 1	¥ 27,200		¥ 37,200	¥ 69,319
Repurchase of redeemable noncontrolling interests	0		(10,000)	(37,733)
Net income attributable to redeemable noncontrolling interests	0			980
Accretion on redeemable noncontrolling interests	0			4,634
Balance as of December 31	¥ 27,200	$ 4,268	¥ 27,200	¥ 37,200